Consolidated Statements of Comprehensive Income (Loss) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Oct. 31, 2012	Oct. 31, 2011	Oct. 31, 2010
Net (loss) income	$ (28,869)	$ 16,847	$ (232,010)
Foreign currency translation	(2,369)	10,959	203,227
Reclassification of realized gain on derivatives designated as cash flow hedges, net of tax of $141 (2011 - $nil; 2010 - $nil), respectively	(420)
Unrealized gain on derivatives designated as cash flow hedges, net of tax of $(160) (2011 ― $(14); 2010 ― $nil)	479	41
Pension liability adjustments, net of tax of $12,100 (2011 ― $1,544; 2010 ― $2,532)	(37,704)	(4,129)	(11,869)
Reclassification of realized foreign currency translation gain on divestitures		(4,629)	(42,122)
Unrealized gain on available-for-sale assets, net of tax of $nil (2011 ― $(82); 2010 ― $(123))		1	485
Reclassification of realized gain on available-for-sale assets, net of tax of $nil (2011 ― $180; 2010 ― $nil)		(1,512)
Unrealized gain on net investment hedge, net of tax of $nil (2011 ― $nil; 2010 ― $nil)			2,400
Realized gain on net investment hedge due to divestitures, net of tax of $nil (2011 ― $nil; 2010 ― $16,271)			(130,367)
Other			34
Other comprehensive (loss) income	(40,014)	731	21,788
Comprehensive (loss) income	$ (68,883)	$ 17,578	$ (210,222)